361° Absolute Alpha Fund
A series of the Investment Managers Series Trust

Supplement dated March 16, 2011 to the
Summary Prospectus dated January 20, 2011 and Prospectus dated December 31, 2010

The last sentence of the legend on the cover of the Fund’s Summary Prospectus is deleted and replaced with the following:

The Fund’s Statutory Prospectus and Statement of Additional Information, both dated December 31, 2010, as supplemented March 16, 2011, are incorporated by reference into this Summary Prospectus.

The following is added to the sub-section titled “Portfolio Managers” on page 6 of the Fund’s Summary Prospectus and page 8 of the statutory Prospectus:

Advisor	Portfolio Manager	Managed the Fund Since:
361º Capital, LLC	Blaine Rollins, CFA, Managing Director	Since March 1, 2011.

The following is added to the sub-section titled “Portfolio Managers” in the “Management of the Fund” section on page 18 of the Fund’s statutory Prospectus:

Blaine Rollins, CFA is a managing director, senior portfolio manager and a member of the Advisor’s Investment Committee since March 2011.  His responsibilities include manager due-diligence, investment research, portfolio construction, hedging and trading strategies.  Prior to joining the Advisor, he was an independent investor from July 2006 to February 2011.  Mr. Rollins was with Janus Capital Corporation from 1990 to June 2006.  There, he served as Executive Vice President and portfolio manager of the Janus Fund, Janus Balanced Fund, Janus Equity Income Fund, Janus Aspen Growth Portfolio, Janus Advisor Large Cap Growth Fund, and the Janus Triton Fund.  He began his career as a financial analyst at AMG Guaranty Trust (formerly Asset Management Group).  Mr. Rollins serves on the Board of Governors at the Burridge Center for Security Analysis and Evaluation at the University of Colorado.  He is a member of the Board of Directors and the Founders Circle at the LiveSTRONG Foundation.  A frequent industry speaker, Mr. Rollins earned a Bachelor's degree in Finance from the University of Colorado, and he is a Chartered Financial Analyst.

Please file this Prospectus Supplement with your records.

361° Absolute Alpha Fund
A series of the Investment Managers Series Trust

Supplement dated March 16, 2011 to the
Statement of Additional Information dated December 31, 2010 (“SAI”)

The following is added to the sub-section titled “Portfolio Managers” beginning on page B-35 of the SAI:

Advisor

Blaine Rollins, CFA
With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	None	$--	--	$--
Other Pooled Investments	None	$--	--	$--
Other Accounts	None	$--	--	$--